Real Estate - Additional Information (Detail) $ / shares in Units, shares in Millions									9 Months Ended	12 Months Ended
	Nov. 13, 2024 USD ($)	Sep. 24, 2024 USD ($)	Jul. 16, 2024 USD ($)	Apr. 10, 2024 USD ($)	Jul. 05, 2023 USD ($)	Jun. 01, 2022 USD ($) ft² Landparcel State RealEstateVenture StorageFacility StorageProperty $ / shares	Dec. 30, 2021 StorageFacility	Mar. 17, 2021 USD ($) ft² StorageUnit RealEstateVenture StorageFacility State shares	Sep. 30, 2024 USD ($) State StorageFacility $ / shares	Dec. 31, 2023 USD ($) State Property StorageFacility RealEstateVenture $ / shares	Mar. 31, 2023 Property	Dec. 31, 2022 $ / shares
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility							2		157	154
Number of states located for self storage facilities | State									19	19
Acquisitions									$ 53,080,000	$ 23,696,536
Consideration transferred										10,500,000
Forfeit earnest money										200,000
Percentage of property occupied at time of acquisition		96.00%	94.00%	86.00%
Subsequent Event
Business Acquisition [Line Items]
Consideration transferred	$ 83,300,000
Minority and Marketability Discount
Business Acquisition [Line Items]
Alternative investment, measurement input						0.06		0.06
Canada
Business Acquisition [Line Items]
Number of self storage units | RealEstateVenture						7,740
Consideration transferred										$ 7,600,000
SST IV Merger Agreement
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility								24
Number of states located for self storage facilities | State								9
Number of self storage units | StorageUnit								18,000
Number of operating self storage facilities | Property											3
Cost related to acquisition								$ 8,400,000
Percentage of voting membership interest								50.00%
Net rentable area, primarily self storage space | ft²								2,000,000
SST IV Merger Agreement | Canada
Business Acquisition [Line Items]
Number of operating self storage facilities | StorageFacility								3
Number of parcels of land in various stages of development into self storage facilities | StorageFacility								3
Number of unconsolidated real estate ventures | RealEstateVenture								6
SSGT II Merger Agreement
Business Acquisition [Line Items]
Conversion of right to receive shares, description						converted into the right to receive 0.9118 shares of our Class A Shares
Number of self storage facilities | StorageFacility						10
Number of states located for self storage facilities | State						7
Number of operating self storage facilities | Property										1
Cost related to acquisition						$ 2,000,000
Intangible asset					$ 8,000,000	8,000,000
Bridge Loan					10,400,000
Consideration transferred					15,500,000	$ 261,158,513
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.001
Percentage of voting membership interest						50.00%
Number of operating self storage property | StorageProperty						1
Number of land parcel developed into self storage facilities | Landparcel						2
Remaining percentage of membership interest						50.00%
SSGT II Merger Agreement | Canada
Business Acquisition [Line Items]
Number of operating self storage facilities | RealEstateVenture										2
Number of parcels of land in various stages of development into self storage facilities | RealEstateVenture										1
Number of land parcel developed into self storage facilities | Landparcel						1
Acquisition of Self Storage Facility
Business Acquisition [Line Items]
Net rentable area, primarily self storage space | ft²						853,900
San Gabriel Property
Business Acquisition [Line Items]
Acquisitions					$ 23,700,000
Self storage facilities
Business Acquisition [Line Items]
Consideration transferred		$ 31,200,000	$ 13,200,000	$ 10,500,000
Self storage facilities | Subsequent Event
Business Acquisition [Line Items]
Forfeit earnest money	$ 1,200,000
Class A Common stock
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.001	$ 0.001		$ 0.001
Class A Common stock | SST IV Merger Agreement
Business Acquisition [Line Items]
Issuance of common stock in connection with SST IV Merger (in shares) | shares								23.1
Class A Common stock | SSGT II Merger Agreement
Business Acquisition [Line Items]
Common stock issued						$ 11,500,000